Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Dividend
Summary of dividends

	2024	2023	2022
	£m	£m	£m
2021 final dividend paid – 4.30p per share	—	—	80
2022 interim dividend paid – 2.40p per share	—	—	42
2022 final dividend paid – 5.15p per share	—	131	—
2023 interim dividend paid – 2.75p per share	—	70	—
2023 final dividend paid – 5.93p per share	149	—	—
2024 interim dividend paid – 3.16p per share	80	—	—
	229	201	122